Risk and Capital Management (Details 4) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Loan operations and lease operations portfolio	R$ 1,025,493	R$ 910,590
Percentage of loan operations and lease operations portfolio	100.00%	100.00%
Loans to corporate entities [member]
IfrsStatementLineItems [Line Items]
Loan operations and lease operations portfolio	R$ 282,327	R$ 240,407
Micro Small And Medium Companies [Member]
IfrsStatementLineItems [Line Items]
Loan operations and lease operations portfolio	314,970	277,666
Foreign Loans [Member] | Foreign countries [member]
IfrsStatementLineItems [Line Items]
Loan operations and lease operations portfolio	R$ 303,142	R$ 250,121
Total Stage Two [Member]
IfrsStatementLineItems [Line Items]
Percentage of loan operations and lease operations portfolio	100.00%	100.00%
Total Stage Three [Member]
IfrsStatementLineItems [Line Items]
Percentage of loan operations and lease operations portfolio	100.00%	100.00%
Loan Operations [Member]
IfrsStatementLineItems [Line Items]
Loan operations and lease operations portfolio	R$ 1,025,493	R$ 910,590
Percentage of loan operations and lease operations portfolio	62.20%	63.10%
Loan Operations [Member] | Loans to corporate entities [member]
IfrsStatementLineItems [Line Items]
Loan operations and lease operations portfolio	R$ 160,840	R$ 136,461
Loan Operations [Member] | Micro Small And Medium Companies [Member]
IfrsStatementLineItems [Line Items]
Loan operations and lease operations portfolio	194,192	169,110
Loan Operations [Member] | Foreign Loans [Member] | Foreign countries [member]
IfrsStatementLineItems [Line Items]
Loan operations and lease operations portfolio	224,887	188,403
Commitments To Be Released [Member]
IfrsStatementLineItems [Line Items]
Loan operations and lease operations portfolio	R$ 499,814	R$ 430,078
Percentage of loan operations and lease operations portfolio	30.30%	29.80%
Commitments To Be Released [Member] | Loans to corporate entities [member]
IfrsStatementLineItems [Line Items]
Loan operations and lease operations portfolio	R$ 36,416	R$ 30,549
Commitments To Be Released [Member] | Micro Small And Medium Companies [Member]
IfrsStatementLineItems [Line Items]
Loan operations and lease operations portfolio	107,281	97,192
Commitments To Be Released [Member] | Foreign Loans [Member] | Foreign countries [member]
IfrsStatementLineItems [Line Items]
Loan operations and lease operations portfolio	53,726	44,409
Financial guarantee contracts [member]
IfrsStatementLineItems [Line Items]
Loan operations and lease operations portfolio	R$ 123,915	R$ 102,622
Percentage of loan operations and lease operations portfolio	7.50%	7.10%
Financial guarantee contracts [member] | Loans to corporate entities [member]
IfrsStatementLineItems [Line Items]
Loan operations and lease operations portfolio	R$ 85,071	R$ 73,397
Financial guarantee contracts [member] | Micro Small And Medium Companies [Member]
IfrsStatementLineItems [Line Items]
Loan operations and lease operations portfolio	13,497	11,364
Financial guarantee contracts [member] | Foreign Loans [Member] | Foreign countries [member]
IfrsStatementLineItems [Line Items]
Loan operations and lease operations portfolio	24,529	17,309
Total Assets [Member]
IfrsStatementLineItems [Line Items]
Loan operations and lease operations portfolio	R$ 1,649,222	R$ 1,443,290
Percentage of loan operations and lease operations portfolio	100.00%	100.00%
Stage One [Member] | Stage One Loan [Member]
IfrsStatementLineItems [Line Items]
Loan operations and lease operations portfolio	R$ 1,479,306	R$ 1,274,121
Stage One [Member] | Stage One Loan [Member] | Loans to corporate entities [member]
IfrsStatementLineItems [Line Items]
Loan operations and lease operations portfolio	275,565	231,554
Stage One [Member] | Stage One Loan [Member] | Micro Small And Medium Companies [Member]
IfrsStatementLineItems [Line Items]
Loan operations and lease operations portfolio	291,033	252,361
Stage One [Member] | Stage One Loan [Member] | Foreign Loans [Member] | Foreign countries [member]
IfrsStatementLineItems [Line Items]
Loan operations and lease operations portfolio	273,746	225,512
Stage One [Member] | Loan Operations [Member] | Stage One Loan [Member]
IfrsStatementLineItems [Line Items]
Loan operations and lease operations portfolio	R$ 876,653	R$ 760,654
Percentage of loan operations and lease operations portfolio	59.30%	59.70%
Stage One [Member] | Loan Operations [Member] | Stage One Loan [Member] | Loans to corporate entities [member]
IfrsStatementLineItems [Line Items]
Loan operations and lease operations portfolio	R$ 157,973	R$ 130,916
Stage One [Member] | Loan Operations [Member] | Stage One Loan [Member] | Micro Small And Medium Companies [Member]
IfrsStatementLineItems [Line Items]
Loan operations and lease operations portfolio	171,866	145,422
Stage One [Member] | Loan Operations [Member] | Stage One Loan [Member] | Foreign Loans [Member] | Foreign countries [member]
IfrsStatementLineItems [Line Items]
Loan operations and lease operations portfolio	199,065	166,981
Stage One [Member] | Commitments To Be Released [Member] | Stage One Loan [Member]
IfrsStatementLineItems [Line Items]
Loan operations and lease operations portfolio	R$ 483,308	R$ 414,954
Percentage of loan operations and lease operations portfolio	32.70%	32.60%
Stage One [Member] | Commitments To Be Released [Member] | Stage One Loan [Member] | Loans to corporate entities [member]
IfrsStatementLineItems [Line Items]
Loan operations and lease operations portfolio	R$ 36,191	R$ 30,053
Stage One [Member] | Commitments To Be Released [Member] | Stage One Loan [Member] | Micro Small And Medium Companies [Member]
IfrsStatementLineItems [Line Items]
Loan operations and lease operations portfolio	106,004	95,886
Stage One [Member] | Commitments To Be Released [Member] | Stage One Loan [Member] | Foreign Loans [Member] | Foreign countries [member]
IfrsStatementLineItems [Line Items]
Loan operations and lease operations portfolio	50,716	42,206
Stage One [Member] | Financial Guarantees [Member] | Stage One Loan [Member]
IfrsStatementLineItems [Line Items]
Loan operations and lease operations portfolio	R$ 119,345	R$ 98,513
Percentage of loan operations and lease operations portfolio	8.00%	7.70%
Stage One [Member] | Financial Guarantees [Member] | Stage One Loan [Member] | Loans to corporate entities [member]
IfrsStatementLineItems [Line Items]
Loan operations and lease operations portfolio	R$ 81,401	R$ 70,585
Stage One [Member] | Financial Guarantees [Member] | Stage One Loan [Member] | Micro Small And Medium Companies [Member]
IfrsStatementLineItems [Line Items]
Loan operations and lease operations portfolio	13,163	11,053
Stage One [Member] | Financial Guarantees [Member] | Stage One Loan [Member] | Foreign Loans [Member] | Foreign countries [member]
IfrsStatementLineItems [Line Items]
Loan operations and lease operations portfolio	23,965	16,325
Stage Two [Member] | Stage Two Loan [Member]
IfrsStatementLineItems [Line Items]
Loan operations and lease operations portfolio	111,267	105,655
Stage Two [Member] | Stage Two Loan [Member] | Loans to corporate entities [member]
IfrsStatementLineItems [Line Items]
Loan operations and lease operations portfolio	1,875	1,563
Stage Two [Member] | Stage Two Loan [Member] | Micro Small And Medium Companies [Member]
IfrsStatementLineItems [Line Items]
Loan operations and lease operations portfolio	13,576	14,413
Stage Two [Member] | Stage Two Loan [Member] | Foreign Loans [Member] | Foreign countries [member]
IfrsStatementLineItems [Line Items]
Loan operations and lease operations portfolio	17,400	15,126
Stage Two [Member] | Loan Operations [Member] | Stage Two Loan [Member]
IfrsStatementLineItems [Line Items]
Loan operations and lease operations portfolio	R$ 93,709	R$ 89,699
Percentage of loan operations and lease operations portfolio	84.20%	84.90%
Stage Two [Member] | Loan Operations [Member] | Stage Two Loan [Member] | Loans to corporate entities [member]
IfrsStatementLineItems [Line Items]
Loan operations and lease operations portfolio	R$ 1,015	R$ 956
Stage Two [Member] | Loan Operations [Member] | Stage Two Loan [Member] | Micro Small And Medium Companies [Member]
IfrsStatementLineItems [Line Items]
Loan operations and lease operations portfolio	12,222	13,087
Stage Two [Member] | Loan Operations [Member] | Stage Two Loan [Member] | Foreign Loans [Member] | Foreign countries [member]
IfrsStatementLineItems [Line Items]
Loan operations and lease operations portfolio	14,004	12,077
Stage Two [Member] | Commitments To Be Released [Member] | Stage Two Loan [Member]
IfrsStatementLineItems [Line Items]
Loan operations and lease operations portfolio	R$ 16,063	R$ 14,740
Percentage of loan operations and lease operations portfolio	14.40%	14.00%
Stage Two [Member] | Commitments To Be Released [Member] | Stage Two Loan [Member] | Loans to corporate entities [member]
IfrsStatementLineItems [Line Items]
Loan operations and lease operations portfolio	R$ 60	R$ 461
Stage Two [Member] | Commitments To Be Released [Member] | Stage Two Loan [Member] | Micro Small And Medium Companies [Member]
IfrsStatementLineItems [Line Items]
Loan operations and lease operations portfolio	1,195	1,216
Stage Two [Member] | Commitments To Be Released [Member] | Stage Two Loan [Member] | Foreign Loans [Member] | Foreign countries [member]
IfrsStatementLineItems [Line Items]
Loan operations and lease operations portfolio	2,862	2,091
Stage Two [Member] | Financial guarantee contracts [member] | Stage Two Loan [Member]
IfrsStatementLineItems [Line Items]
Loan operations and lease operations portfolio	R$ 1,495	R$ 1,216
Percentage of loan operations and lease operations portfolio	1.40%	1.10%
Stage Two [Member] | Financial guarantee contracts [member] | Stage Two Loan [Member] | Loans to corporate entities [member]
IfrsStatementLineItems [Line Items]
Loan operations and lease operations portfolio	R$ 800	R$ 146
Stage Two [Member] | Financial guarantee contracts [member] | Stage Two Loan [Member] | Micro Small And Medium Companies [Member]
IfrsStatementLineItems [Line Items]
Loan operations and lease operations portfolio	159	110
Stage Two [Member] | Financial guarantee contracts [member] | Stage Two Loan [Member] | Foreign Loans [Member] | Foreign countries [member]
IfrsStatementLineItems [Line Items]
Loan operations and lease operations portfolio	534	958
Stage Three [Member] | Stage Three Loan [Member]
IfrsStatementLineItems [Line Items]
Loan operations and lease operations portfolio	58,649	63,514
Stage Three [Member] | Stage Three Loan [Member] | Loans to corporate entities [member]
IfrsStatementLineItems [Line Items]
Loan operations and lease operations portfolio	4,887	7,290
Stage Three [Member] | Stage Three Loan [Member] | Micro Small And Medium Companies [Member]
IfrsStatementLineItems [Line Items]
Loan operations and lease operations portfolio	10,361	10,892
Stage Three [Member] | Stage Three Loan [Member] | Foreign Loans [Member] | Foreign countries [member]
IfrsStatementLineItems [Line Items]
Loan operations and lease operations portfolio	11,996	9,483
Stage Three [Member] | Loan Operations [Member] | Stage Three Loan [Member]
IfrsStatementLineItems [Line Items]
Loan operations and lease operations portfolio	R$ 55,131	R$ 60,237
Percentage of loan operations and lease operations portfolio	94.00%	94.80%
Stage Three [Member] | Loan Operations [Member] | Stage Three Loan [Member] | Loans to corporate entities [member]
IfrsStatementLineItems [Line Items]
Loan operations and lease operations portfolio	R$ 1,852	R$ 4,589
Stage Three [Member] | Loan Operations [Member] | Stage Three Loan [Member] | Micro Small And Medium Companies [Member]
IfrsStatementLineItems [Line Items]
Loan operations and lease operations portfolio	10,104	10,601
Stage Three [Member] | Loan Operations [Member] | Stage Three Loan [Member] | Foreign Loans [Member] | Foreign countries [member]
IfrsStatementLineItems [Line Items]
Loan operations and lease operations portfolio	11,818	9,345
Stage Three [Member] | Commitments To Be Released [Member] | Stage Three Loan [Member]
IfrsStatementLineItems [Line Items]
Loan operations and lease operations portfolio	R$ 443	R$ 384
Percentage of loan operations and lease operations portfolio	0.80%	0.60%
Stage Three [Member] | Commitments To Be Released [Member] | Stage Three Loan [Member] | Loans to corporate entities [member]
IfrsStatementLineItems [Line Items]
Loan operations and lease operations portfolio	R$ 165	R$ 35
Stage Three [Member] | Commitments To Be Released [Member] | Stage Three Loan [Member] | Micro Small And Medium Companies [Member]
IfrsStatementLineItems [Line Items]
Loan operations and lease operations portfolio	82	90
Stage Three [Member] | Commitments To Be Released [Member] | Stage Three Loan [Member] | Foreign Loans [Member] | Foreign countries [member]
IfrsStatementLineItems [Line Items]
Loan operations and lease operations portfolio	148	112
Stage Three [Member] | Financial guarantee contracts [member] | Stage Three Loan [Member]
IfrsStatementLineItems [Line Items]
Loan operations and lease operations portfolio	R$ 3,075	R$ 2,893
Percentage of loan operations and lease operations portfolio	5.20%	4.60%
Stage Three [Member] | Financial guarantee contracts [member] | Stage Three Loan [Member] | Loans to corporate entities [member]
IfrsStatementLineItems [Line Items]
Loan operations and lease operations portfolio	R$ 2,870	R$ 2,666
Stage Three [Member] | Financial guarantee contracts [member] | Stage Three Loan [Member] | Micro Small And Medium Companies [Member]
IfrsStatementLineItems [Line Items]
Loan operations and lease operations portfolio	175	201
Stage Three [Member] | Financial guarantee contracts [member] | Stage Three Loan [Member] | Foreign Loans [Member] | Foreign countries [member]
IfrsStatementLineItems [Line Items]
Loan operations and lease operations portfolio	R$ 30	R$ 26
Total Stage One [Member]
IfrsStatementLineItems [Line Items]
Percentage of loan operations and lease operations portfolio	100.00%	100.00%
Individuals [Member]
IfrsStatementLineItems [Line Items]
Loan operations and lease operations portfolio	R$ 748,783	R$ 675,096
Individuals [Member] | Loan Operations [Member]
IfrsStatementLineItems [Line Items]
Loan operations and lease operations portfolio	445,574	416,616
Individuals [Member] | Commitments To Be Released [Member]
IfrsStatementLineItems [Line Items]
Loan operations and lease operations portfolio	302,391	257,928
Individuals [Member] | Financial Guarantees [Member]
IfrsStatementLineItems [Line Items]
Loan operations and lease operations portfolio	818	552
Individuals [Member] | Stage One [Member] | Stage One Loan [Member]
IfrsStatementLineItems [Line Items]
Loan operations and lease operations portfolio	638,962	564,694
Individuals [Member] | Stage One [Member] | Loan Operations [Member] | Stage One Loan [Member]
IfrsStatementLineItems [Line Items]
Loan operations and lease operations portfolio	347,749	317,335
Individuals [Member] | Stage One [Member] | Commitments To Be Released [Member] | Stage One Loan [Member]
IfrsStatementLineItems [Line Items]
Loan operations and lease operations portfolio	290,397	246,809
Individuals [Member] | Stage One [Member] | Financial guarantee contracts [member] | Stage One Loan [Member]
IfrsStatementLineItems [Line Items]
Loan operations and lease operations portfolio	816	550
Individuals [Member] | Stage Two [Member] | Stage Two Loan [Member]
IfrsStatementLineItems [Line Items]
Loan operations and lease operations portfolio	78,416	74,553
Individuals [Member] | Stage Two [Member] | Loan Operations [Member] | Stage Two Loan [Member]
IfrsStatementLineItems [Line Items]
Loan operations and lease operations portfolio	66,468	63,579
Individuals [Member] | Stage Two [Member] | Commitments To Be Released [Member] | Stage Two Loan [Member]
IfrsStatementLineItems [Line Items]
Loan operations and lease operations portfolio	11,946	10,972
Individuals [Member] | Stage Two [Member] | Financial guarantee contracts [member]
IfrsStatementLineItems [Line Items]
Loan operations and lease operations portfolio	2	2
Individuals [Member] | Stage Three [Member] | Stage Three Loan [Member]
IfrsStatementLineItems [Line Items]
Loan operations and lease operations portfolio	31,405	35,849
Individuals [Member] | Stage Three [Member] | Loan Operations [Member] | Stage Three Loan [Member]
IfrsStatementLineItems [Line Items]
Loan operations and lease operations portfolio	31,357	35,702
Individuals [Member] | Stage Three [Member] | Commitments To Be Released [Member] | Stage Three Loan [Member]
IfrsStatementLineItems [Line Items]
Loan operations and lease operations portfolio	R$ 48	R$ 147